NON-CONTROLLING INTERESTS (Tables)	12 Months Ended
Dec. 31, 2025
Non Controlling Interest [Abstract]
Schedule of Non-controlling Interests
The company’s non-controlling interests are comprised of the following as at December 31:

(MILLIONS)	2025	2024
Non-controlling interests
Participating non-controlling interests – in operating subsidiaries	$9,305	$10,508
Participating non-controlling interests – in a holding subsidiary held by the partnership	333	259
	$9,638	$10,767

Schedule of Significant Investments Non-controlling Interest in Subsidiaries
The net change in participating non-controlling interests – in operating subsidiaries is as follows:

(MILLIONS)	Interests held by third parties	As at December 31, 2024	Net income (loss)	Other comprehensive income (loss)	Capital contributions	Disposal	Return of capital	Distributions	Change in Ownership(1)	Other	As at December 31, 2025
Brookfield Americas Infrastructure Fund	78%	$44	$(1)	$(17)	$2	$—	$—	$—	$—	$11	$39
Brookfield Infrastructure Fund II	43% - 60%	2,011	39	(400)	—	—	(10)	(336)	(131)	(2)	1,171
Brookfield Infrastructure Fund III	35% - 71%	2,986	(32)	(438)	—	—	(318)	(739)	(713)	(1)	745
Brookfield Infrastructure Fund IV	75%	842	(52)	87	—	—	—	—	—	(6)	871
Brookfield Infrastructure Fund V	N/A	—	—	—	—	—	—	—	—	—	—
Brookfield Infrastructure Income Fund	7%-25%	165	(5)	(123)	230	—	—	(8)	293	260	812
Isagen institutional partners	54%	3,447	99	906	576	—	—	(274)	(120)	(366)	4,268
Isagen public non-controlling interests	0.3%	22	—	2	—	—	—	—	—	—	24
The Catalyst Group	25%	125	14	64	—	—	—	(7)	—	—	196
TerraForm Power	19%	193	(32)	(47)	—	—	—	—	—	(1)	113
Other	1.3% - 80%	673	(29)	186	386	3	(2)	(40)	72	(183)	1,066
Total		$10,508	$1	$220	$1,194	$3	$(330)	$(1,404)	$(599)	$(288)	$9,305
(1)Includes $900 million of accumulated other comprehensive income and retained earnings transferred to the partnership’s equity related to the acquisition of an incremental 15% ownership in Isagen S.A. E.S.P. Refer to Note 28 - Related party transactions for more details.

(MILLIONS)	Interests held by third parties	As at December 31, 2023	Net income (loss)	Other comprehensive income (loss)	Capital contributions	Acquisition	Disposal	Return of capital	Distributions	Other	As at December 31, 2024
Brookfield Americas Infrastructure Fund	78%	$75	$22	$(1)	$—	$—	$—	$(21)	$(31)	$—	$44
Brookfield Infrastructure Fund II	43% - 60%	2,462	(9)	(323)	—	—	—	(68)	(54)	3	2,011
Brookfield Infrastructure Fund III	23% - 71%	2,658	91	341	—	—	—	—	(82)	(22)	2,986
Brookfield Infrastructure Fund IV	75%	1,007	(42)	(159)	44	—	—	—	(8)	—	842
Brookfield Infrastructure Fund V	N/A	917	(2)	(40)	54	—	(940)	—	—	11	—
Brookfield Infrastructure Income Fund	7% - 25%	143	13	18	—	—	(5)	—	(4)	—	165
Isagen institutional partners	53%	2,704	100	801	—	—	—	—	(158)	—	3,447
Isagen public non-controlling interests	0.3%	17	1	5	—	—	—	—	(1)	—	22
The Catalyst Group	25%	122	12	(3)	—	—	—	—	(6)	—	125
TerraForm Power	19%	188	28	(11)	—	—	—	—	—	(12)	193
Other	0.3% - 80%	777	(21)	83	170	—	(324)	(44)	(35)	67	673
Total		$11,070	$193	$711	$268	$—	$(1,269)	$(133)	$(379)	$47	$10,508

(MILLIONS)	Interests held by third parties	As at December 31, 2022	Net income (loss)	Other comprehensive income (loss)	Capital contributions	Acquisition	Disposal	Return of capital	Distributions	Other	As at December 31, 2023
Brookfield Americas Infrastructure Fund	75% - 78%	$477	27	(43)	—	—	(388)	—	(25)	27	$75
Brookfield Infrastructure Fund II	43% - 60%	2,615	64	(96)	—	—	—	—	(123)	2	2,462
Brookfield Infrastructure Fund III	23% - 71%	3,061	65	210	—	—	(14)	—	(644)	(20)	2,658
Brookfield Infrastructure Fund IV	75%	707	(3)	205	102	—	—	—	(6)	2	1,007
Brookfield Infrastructure Fund V	N/A	—	291	—	410	—	—	(140)	—	356	917
Brookfield Infrastructure Income Fund	7% - 25%	233	5	4	—	—	(3)	—	(94)	(2)	143
Isagen institutional partners	53%	2,159	98	603	—	—	—	—	(156)	—	2,704
Isagen public non-controlling interests	0.3%	13	1	4	—	—	—	—	(1)	—	17
The Catalyst Group	25%	115	7	3	—	—	—	—	(3)	—	122
TerraForm Power	33%	832	9	(62)	—	—	(13)	—	(279)	(299)	188
Other	0.3% - 80%	468	(83)	(1)	77	343	—	—	(22)	(5)	777
Total		$10,680	$481	$827	$589	$343	$(418)	$(140)	$(1,353)	$61	$11,070

Schedule of Financial Information of Significant Investments Non-controlling Interest in Subsidiaries
The following tables summarize certain financial information of operating subsidiaries that have non-controlling interests that are material to the company: the remainder is held by the partnership.

			For the year ended December 31, 2025				For the year ended December 31, 2024				For the year ended December 31, 2023
(MILLIONS)	Interests held by third parties	Place of business	Revenue	Net income (loss)	Total comprehensive income (loss)	Net income (loss) allocated to non-controlling interests	Revenue	Net income (loss)	Total comprehensive income (loss)	Net income (loss) allocated to non-controlling interests	Revenue	Net income (loss)	Total comprehensive income (loss)	Net income (loss) allocated to non-controlling interests
Brookfield Americas Infrastructure Fund(1)	78%	North America	$—	$—	$—	$—	$4	$33	$36	$22	$51	$31	$(15)	$27
Brookfield Infrastructure Fund II(1)	58% - 60%	United States, Brazil	168	54	(13)	32	197	(21)	(135)	(11)	187	45	108	27
Brookfield Infrastructure Fund III(2)	71%	United States, Brazil, Europe	79	3	(489)	2	75	(6)	11	(4)	65	18	36	13
Brookfield Infrastructure Fund IV	75%	Brazil	208	(67)	46	(52)	181	(56)	(267)	(42)	128	(4)	269	(3)
Brookfield Infrastructure Fund V	N/A	United States	—	—	—	—	53	8	(43)	(2)	45	411	411	291
U.S. Hydroelectric Portfolio(3)	50% - 84%	United States	118	15	(940)	5	124	2	(488)	2	158	77	(181)	37
Isagen(4)	63%	Colombia	1,293	186	1,858	133	1,489	191	1,712	148	1,285	186	1,331	144
The Catalyst Group	25%	United States	138	56	318	14	129	49	37	12	102	27	40	7
TerraForm Power(5)	61%	North America, South America, Europe	985	(181)	(388)	(119)	1,199	131	48	73	1,213	(27)	(93)	(34)
Other	6.8% - 30%	North America, South America	38	(16)	(123)	(14)	79	(11)	123	(5)	59	(59)	(210)	(28)
Total			$3,027	$50	$269	$1	$3,530	$320	$1,034	$193	$3,293	$705	$1,696	$481
(1)Excludes information relating to a 448 MW hydroelectric portfolio in the United States which is presented separately.
(2)Excludes information relating to Isagen and TerraForm Power which is presented separately.
(3)The total third party ownership interest in the portfolio as of December 31, 2025 was 49.9% - 83.5% and comprised of Brookfield Americas Infrastructure Fund: up to 58.5% Brookfield Infrastructure Fund II: up to 49.9% and other non-controlling interest: up to 25%.
(4)The total third parties’ ownership interest in Isagen as of December 31, 2025 was 62.7% and comprised of Brookfield Global Infrastructure Income Fund: 6.8%, Isagen institutional partners: 55.6% and other non-controlling interests: 0.3%.
(5)The total third parties’ ownership interest in TerraForm Power as of December 31, 2025 was 77.4% and comprised of Brookfield Global Infrastructure Income Fund: 6.8% with the remainder is held by the partnership.

			As at December 31, 2025:					As at December 31, 2024:
(MILLIONS)	Interests held by third parties	Place of business	Property, plant and equipment, at fair value	Total assets	Total borrowings	Total liabilities	Carrying value of non-controlling interests	Property, plant and equipment, at fair value	Total assets	Total borrowings	Total liabilities	Carrying value of non-controlling interests
Brookfield Americas Infrastructure Fund(1)	78%	North America	$—	$—	$—	$—	$—	$—	$68	$—	$—	$51
Brookfield Infrastructure Fund II(1)	58% - 60%	United States, Brazil	2,154	2,238	1,024	1,167	641	2,218	2,306	585	656	995
Brookfield Infrastructure Fund III(2)	71%	United States, Brazil, Europe	1,615	1,629	806	882	534	2,073	2,088	461	474	1,152
Brookfield Infrastructure Fund IV	75%	Brazil	2,157	2,401	1,048	1,234	873	1,948	2,248	966	1,128	843
Brookfield Infrastructure Fund V	N/A	United States	—	—	—	—	—	—	—	—	—	—
U.S. Hydroelectric Portfolio(3)	50% - 84%	United States	1,701	2,173	750	865	805	2,790	2,865	733	821	1,009
Isagen(4)	63%	Colombia	15,219	16,764	3,596	8,912	4,926	12,431	13,958	3,251	7,443	5,041
The Catalyst Group	25%	United States	1,238	1,248	353	360	196	996	1,007	394	406	125
TerraForm Power(5)	61%	North America, South America, Europe	6,315	7,085	4,416	6,040	815	7,933	8,731	5,006	7,281	1,056
Other	6.8% - 30%	North America, South America	951	1,586	383	779	515	473	685	74	334	236
Total			$31,350	$35,124	$12,376	$20,239	$9,305	$30,862	$33,956	$11,470	$18,543	$10,508
(1)Excludes information relating to a 448 MW hydroelectric portfolio in the United States which is presented separately.
(2)Excludes information relating to Isagen and TerraForm Power which is presented separately.
(3)The total third party ownership interest in the portfolio as of December 31, 2025 was 49.9% - 83.5% and comprised of Brookfield Americas Infrastructure Fund: up to 58.5% Brookfield Infrastructure Fund II: up to 49.9% and other non-controlling interest: up to 25%.
(4)The total third parties’ ownership interest in Isagen as of December 31, 2025 was 62.7% and comprised of Brookfield Global Infrastructure Income Fund: 6.8%, Isagen institutional partners: 55.6% and other non-controlling interests: 0.3%.
(5)The total third parties’ ownership interest in TerraForm Power as of December 31, 2025 was 77.4% and comprised of Brookfield Global Infrastructure Income Fund: 6.8% with the remainder is held by the partnership.

Schedule of Financial Information
The following table summarizes certain financial information regarding Participating non-controlling interests – in a holding subsidiary held by the partnership:

(MILLIONS)	2025	2024	2023
For the year ended December 31:
Revenue	$1,678	$1,838	$1,627
Net income	86	151	217
Comprehensive income	1,653	1,368	1,407
Net income allocated to participating non-controlling interests – in a holding subsidiary held by the partnership	—	4	8
As at December 31:
Property, plant and equipment, at fair value	$18,772	$15,580
Total assets	20,876	17,674
Total borrowings	5,279	4,537
Total liabilities	11,639	9,077
Carrying value of participating non-controlling interests – in a holding subsidiary held by the partnership	333	259